FINANCIAL LIABILITES CLASSIFIED AS LEVEL 3 (DETAILS) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
FINANCIAL LIABILITES CLASSIFIED AS LEVEL 3 DETAILS
Beginning balance	$ 505,193	$ 0
Additions	4,198,967	449,624
Debt conversion-extinguishment	(3,174,971)	0
Change in fair value	1,966,358	2,201,531
Ending balance	3,495,547	2,651,155
Change in unrealized gain included in earnings	$ 1,966,358	$ 2,201,531